THE ALLIANCE FUND

SEMI-ANNUAL REPORT
MAY 31, 1997

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                                        THE ALLIANCE FUND
_______________________________________________________________________________

June 30, 1997

Dear Shareholder:

We are pleased to provide the semi-annual report to shareholders of the The Alliance Fund for the six-month period ended May 31, 1997. In the table below, the Fund's performance is compared with that of the S&P 500 Stock Index, a common measure of the overall U.S. stock market, and the Russell 1000 Growth Index, which tracks performance of large growth-oriented companies.


INVESTMENT RESULTS*

                       TOTAL RETURNS FOR THE PERIODS ENDED
                                   MAY 31, 1997
                             6 MONTHS       12 MONTHS
                            ----------     -----------
THE ALLIANCE FUND
   Class A                     10.46%          19.78%
   Class B                      9.98           18.63
   Class C                      9.83           18.63

S&P 400 MIDCAP INDEX           10.03           18.16

S&P 500 STOCK INDEX            13.18           29.44

RUSSELL 1000 GROWTH INDEX      12.70           26.46


* TOTAL RETURNS ARE BASED ON NET ASSET VALUE. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES. THE S&P AND RUSSELL INDICES ARE UNMANAGED.

CHANGE IN PORTFOLIO MANAGEMENT
As of January 1997, there was a change in the Fund's portfolio manager. Alden Stewart, an Executive Vice President of Alliance Capital and head of Alliance's Hudson River Trust Group, was named manager of the Fund. Mr. Stewart has been in the investment business for 26 years and has managed portfolios for over 20 years.

We are also introducing a new benchmark, the S&P 400 Midcap Index, which we believe is a better benchmark for the Fund than the larger-cap S&P 500 Index. The S&P 400 Midcap measures the performance of 400 companies with capitalizations generally in the $2 to $7 billion range. The Fund will continue to make investments across the capitalization spectrum, in large-, mid-, and small-cap companies, but the portfolio will focus primarily on mid-cap stocks.

U.S. EQUITY MARKET AND ECONOMIC REVIEW
In many respects, the economic backdrop for equity prices is very positive. Economic growth remains adequate but not excessive. Interest rates have declined somewhat over the past several months and, most importantly, inflation remains in check. In this environment of modest earnings growth, we have experienced a substantial increase in price to earnings ratios.

Equity valuations, however, are high by any standard. The price/earnings ratio on S&P 500 is now 20 times our estimate of 1997 earnings, and the S&P 500 dividend yield of 1.8% is the lowest in recorded history. At these high valuation levels it is extremely important to focus on company earnings growth as further increases in equity valuations will be very difficult to achieve.

INVESTMENT STRATEGY
We have made major shifts in The Alliance Fund portfolio during the first half of 1997. Profits were taken on most of the large-capitalization issues with high price/earning (P/E) ratios held in the portfolio, as well as many of the small-cap stocks. The proceeds of these sales were redeployed into more attractively valued mid-cap companies. Our focus is to own the best and most rapidly growing companies, while at the same time, being cognizant of valuation risk.

At the present time, we have large investments in several financial companies such as MBNA and Merrill Lynch, which offer excellent growth with relatively attractive valuations. In the telecommunications sector, we bought large positions early this year in Teleport and WorldCom. Both companies are alternative telephone service providers with low cost structures and high growth rates.

Thirdly, the Fund purchased shares in several oil service companies where industry supply and demand characteristics are very strong. Finally, the Fund owns several special situations such as Loews and Republic Industries. Loews is a multi-industry company with major interests in insurance, energy, and tobacco, which is selling at a P/E ratio considerably less than it's expected growth rate. Republic Industries is at the leading edge of what we believe to be a major restructuring of automobile distrib


1



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

ution in the United States. The company has already become the nation's largest automobile retailer and sells at a P/E ratio based on predicted 1998 earnings, which are well under its growth rate.

As always, we thank you for your interest and investment in The Alliance Fund, and we look forward to reporting future progress.

Sincerely,


John D. Carifa
Chairman and President


Alden M. Stewart
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                             THE ALLIANCE FUND
_______________________________________________________________________________

The Alliance Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks. While the Fund normally invests substantially all of its assets in equities that Alliance believes will appreciate in value, it may invest in a variety of securities, including convertible bonds, U.S. Government securities, and other high-quality instruments. The Fund has the flexibility to invest without limit in foreign securities.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +19.78%        +14.62%
 . Five Years                 +17.35%        +16.34%
 . Ten Years                  +13.41%        +12.93%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +18.63%        +14.63%
 . Five Years                 +16.39%        +16.39%
 . Since Inception*           +15.30%        +15.30%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +18.63%        +17.63%
 . Since Inception*           +16.96%        +16.96%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 3/4/91, Class B; 5/3/93, Class C.


3



TEN LARGEST HOLDINGS
MAY 31, 1997 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                         VALUE     PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Republic Industries, Inc.                   $60,483,500              5.5%
MBNA Corp.                                   59,281,250              5.4
Cisco Systems, Inc.                          55,555,000              5.1
Merrill Lynch & Co., Inc.                    44,520,000              4.0
Halliburton Co.                              37,913,750              3.4
Rowan Cos., Inc.                             35,748,937              3.3
Northwest Airlines Corp. Cl.A                35,168,750              3.2
Continental Airlines, Inc.                   35,000,000              3.2
Columbia HCA/Healthcare Corp.                33,878,125              3.1
WorldCom, Inc.                               33,476,250              3.0
                                           $431,025,562             39.2%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                          SHARES
                                           ------------------------------------
PURCHASES                                       BOUGHT     HOLDINGS 5/31/97
-------------------------------------------------------------------------------
Continental Airlines, Inc.                    1,000,000        1,000,000
Diamond Offshore Drilling, Inc.                 440,000          440,000
Halliburton Co.                                 490,000          490,000
Loews Corp.                                     330,000          330,000
MBNA Corp.                                    1,324,000        1,750,000
Northwest Airlines Corp. Cl.A                   612,000          850,000
Republic Industries, Inc.                     2,513,600        2,513,600
Rowan Cos., Inc.                              1,545,900        1,545,900
Teleport Communications Group, Inc. Cl.A        850,700        1,000,000
United States Cellular Corp.                    836,700          836,700


SALES                                            SOLD          HOLDINGS 5/31/97
-------------------------------------------------------------------------------
AirTouch Communications, Inc.                 1,123,000               -0-
Amgen, Inc.                                     315,500               -0-
Chrysler Corp.                                  864,000               -0-
COMPAQ Computer Corp.                           356,300               -0-
Intel Corp.                                     467,100               -0-
Merck & Co., Inc.                               183,500               -0-
Microsoft Corp.                                 165,650               -0-
Pfizer, Inc.                                    295,000               -0-
Philip Morris Cos., Inc.                        524,400               -0-
UAL Corp.                                       556,600               -0-


4



PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS-99.7%
CONSUMER PRODUCTS & SERVICES-26.4%
AIRLINES-9.0%
America West Holding Corp. (a)                  750,000      $11,531,250
Continental Airlines, Inc. (a)                1,000,000       35,000,000
KLM Royal Dutch Air                             420,000       12,337,500
Northwest Airlines Corp. Cl.A (a)               850,000       35,168,750
Southwest Airlines Co.                          200,000        5,150,000
                                                             ------------
                                                              99,187,500

BIOTECHNOLOGY-2.2%
Biogen, Inc. (a)                                100,000        3,318,750
Centocor, Inc. (a)                              200,000        7,050,000
GelTex Pharmaceuticals, Inc. (a)                450,000        8,550,000
Human Genome Sciences, Inc. (a)                 132,800        5,146,000
MedImmune, Inc. (a)                              13,900          215,450
                                                             ------------
                                                              24,280,200

BROADCASTING & CABLE-3.6%
Millicom International Cellular, S.A. (a)(b)    240,000       10,890,000
Telephone & Data Systems, Inc.                  650,000       25,228,125
Vanguard Cellular Systems, Inc. (a)             250,000        3,281,250
                                                             ------------
                                                              39,399,375

MEDICAL SERVICES-3.1%
Columbia HCA/Healthcare Corp.                   925,000       33,878,125

RESTAURANTS & LODGING-2.0%
Host Marriott Corp.                             600,000       10,575,000
Marriot International, Inc.                     200,000       11,550,000
                                                             ------------
                                                              22,125,000

RETAILING-3.2%
Circuit City Stores, Inc. (a)                   500,000        7,250,000
CompUSA, Inc. (a)                               250,000        5,812,500
Dave & Busters, Inc. (a)                        100,000        2,275,000
Home Depot, Inc.                                200,000       12,600,000
Nine West Group, Inc. (a)                       180,000        6,930,000
                                                             ------------
                                                              34,867,500

TEXTILE PRODUCTS-0.4%
Tommy Hilfiger Corp. (a)                        100,000        4,450,000

TOBACCO-2.9%
Loews Corp.                                     330,000       32,092,500
                                                             ------------
                                                             290,280,200

SCIENCE & TECHNOLOGY-24.4%
COMMUNICATIONS EQUIPMENT-3.9%
360 Communications Co. (a)                      100,000        1,887,500
ADC Telecommunications, Inc. (a)                150,000        5,137,500
Sterling Commerce, Inc. (a)                      55,741        1,853,388
WorldCom, Inc. (a)                            1,130,000       33,476,250
                                                             ------------
                                                              42,354,638

COMPUTER HARDWARE-0.7%
Micron Electronics, Inc. (a)                    530,000        8,049,375

COMPUTER PERIPHERALS-0.2%
United States Robotics Corp.                     30,000        2,520,000

COMPUTER SOFTWARE & SERVICES-1.8%
Applied Magnetics Corp. (a)                     200,000        4,975,000
First Data Corp.                                375,000       15,000,000
                                                             ------------
                                                              19,975,000


5



PORTFOLIO OF INVESTMENTS (CONTINUED)                          THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
NETWORK SOFTWARE-9.9%
3Com Corp. (a)                                  180,000     $  8,730,000
America Online, Inc. (a)                        250,000       13,812,500
Cascade Communications Corp. (a)                725,000       27,731,250
Cisco Systems, Inc. (a)                         820,000       55,555,000
Fore Systems, Inc. (a)                          150,000        2,484,375
                                                            -------------
                                                             108,313,125

SEMI-CONDUCTORS & RELATED-3.0%
Micron Technology, Inc.                         475,000       20,187,500
Teradyne, Inc. (a)                              300,000       12,300,000
                                                             ------------
                                                              32,487,500

UTILITY/TELEPHONE-4.9%
Deutsche Telekom AG (ADR) (a)(c)                 50,000        1,137,500
Teleport Communications Group, Inc. Cl.A (a)  1,000,000       30,250,000
United States Cellular Corp. (a)                836,700       23,009,250
                                                            -------------
                                                              54,396,750
                                                            -------------
                                                             268,096,388

FINANCIAL SERVICES-21.1%
BANKING & CREDIT-1.6%
First Union Corp.                               210,000       18,033,750

BROKERAGE-6.6%
Edwards (A.G.), Inc.                             50,000        1,856,250
Legg Mason, Inc.                                160,000        7,380,000
Merrill Lynch & Co., Inc.                       420,000       44,520,000
Morgan Stanley Group, Inc.                      280,000       18,900,000
                                                            -------------
                                                              72,656,250

INSURANCE-5.8%
CNA Financial Corp. (a)                         200,000       20,475,000
Conseco, Inc.                                   150,000        6,000,000
IPC Holdings Ltd.                               112,100        2,858,550
Life Re Corp.                                   100,000        4,300,000
NAC Re Corp.                                     63,300        2,524,088
Travelers Group, Inc.                           500,000       27,437,500
                                                            -------------
                                                              63,595,138

MISCELLANEOUS-7.1%
American Express Co.                            100,000        6,950,000
Dean Witter, Discover & Co.                     280,000       11,550,000
MBNA Corp.                                    1,750,000       59,281,250
                                                            -------------
                                                              77,781,250
                                                            -------------
                                                             232,066,388

ENERGY-17.2%
DOMESTIC PRODUCERS-0.5%
Brown (Tom), Inc. (a)                           193,500        3,894,188
Gulf Canada Resources, Ltd. (a)                 200,000        1,825,000
                                                             ------------
                                                               5,719,188

OIL & GAS-12.3%
Baker Hughes, Inc.                              280,000       10,500,000
BJ Services Co. (a)                              59,600        3,292,900
Ensco International, Inc. (a)                   100,000        4,987,500
Halliburton Co.                                 490,000       37,913,750
Nabors Industries, Inc. (a)                     270,000        6,058,125
Noble Drilling Corp. (a)                        750,000       16,312,500
Parker Drilling Co. (a)                       1,310,000       12,608,750
Rowan Cos., Inc. (a)                          1,545,900       35,748,937
Transocean Offshore, Inc.                       120,000        8,280,000
                                                             ------------
                                                             135,702,462

MISCELLANEOUS-4.4%
Diamond Offshore Drilling, Inc. (a)             440,000       31,295,000
Ultramar Diamond Shamrock                       500,000       16,500,000
                                                             ------------
                                                              47,795,000
                                                             ------------
                                                             189,216,650

CONSUMER MANUFACTURING-6.7%
AEROSPACE-0.7%
General Motors Corp. Cl.H                       150,000        8,268,750

AUTO & RELATED-5.5%
Republic Industries, Inc. (a)                 2,513,600       60,483,500


6



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-0.5%
Industrie Natuzzi S.p.A. (ADR) (d)              209,800     $  5,297,450
                                                            -------------
                                                              74,049,700

BASIC INDUSTRIES-2.1%
BUILDING MATERIALS-0.4%
Shaw Industries, Inc.                           320,000        4,000,000

MACHINERY-1.3%
Mannesmann AG (c)                                35,000       14,212,158

TRANSPORTATION-0.4%
Knightsbridge Tankers, Ltd.                     175,000        4,309,375
                                                            -------------
                                                              22,521,533

BUSINESS SERVICES-1.3%
MISCELLANEOUS-1.3%
CUC International, Inc. (a)                     630,000   $   14,490,000

MULTI INDUSTRY-0.5%
ITT Corp. (a)                                   100,000        5,962,500

TOTAL INVESTMENTS-99.7%
  (cost $996,436,357)                                      1,096,683,359
Other assets less liabilities-0.3%                             3,116,878

NET ASSETS-100%                                           $1,099,800,237


(a)  Non-income producing security.
(b)  Country of origin--Luxembourg.
(c)  Country of origin--Germany.
(d)  Country of origin--Italy.

     Glossary:
     ADR - American depository receipt.

     See notes to financial statements.


7



STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $996,436,357)       $1,096,683,359
  Cash, at value (cost $135,985)                                       131,523
  Receivable for investment securities sold                          9,213,792
  Dividends receivable                                                 427,625
  Receivable for capital stock sold                                    176,721
  Prepaid expense                                                       47,646
  Total assets                                                   1,106,680,666

LIABILITIES
  Payable for investment securities purchased                        4,500,987
  Unclaimed dividends                                                1,005,964
  Management fee payable                                               622,070
  Payable for capital stock redeemed                                   374,612
  Distribution fee payable                                             213,599
  Accrued expenses                                                     163,197
  Total liabilities                                                  6,880,429

NET ASSETS                                                      $1,099,800,237

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $    1,513,634
  Additional paid-in capital                                       769,700,841
  Distributions in excess of net investment income                  (1,241,296)
  Accumulated net realized gain on investments and foreign
    currency transactions                                          229,584,518
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                    100,242,540
                                                                $1,099,800,237

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($1,024,652,359/
    140,594,500 shares of capital stock issued and outstanding)          $7.29
  Sales charge--4.25% of public offering price                             .32
  Maximum offering price                                                 $7.61

  CLASS B SHARES
  Net asset value and offering price per share ($50,785,014/
    7,317,600 shares of capital stock issued and outstanding)            $6.94

  CLASS C SHARES
  Net asset value and offering price per share ($15,669,890/
    2,256,305 shares of capital stock issued and outstanding)            $6.94

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($8,692,974
    /1,194,994 shares of capital stock issued and outstanding)           $7.27


See notes to financial statements.


8



STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)                     THE ALLIANCE FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $31,264)                                      $4,186,424
  Interest                                              483,448   $  4,669,872

EXPENSES
  Management fee                                      3,618,336
  Distribution fee - Class A                            929,899
  Distribution fee - Class B                            231,303
  Distribution fee - Class C                             71,642
  Transfer agency                                       449,369
  Custodian                                             121,369
  Printing                                               82,383
  Administrative                                         70,000
  Audit and legal                                        54,526
  Registration                                           54,048
  Taxes                                                  25,254
  Directors' fees                                        16,500
  Miscellaneous                                          14,610
  Total expenses                                                     5,739,239
  Net investment loss                                               (1,069,367)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                     232,035,034
  Net realized loss on foreign currency transactions                  (142,763)
  Net change in unrealized appreciation of:
    Investments                                                   (127,449,167)
    Foreign currency denominated assets and liabilities                 (4,631)
  Net gain on investments and foreign currency transactions        104,438,473

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $103,369,106


See notes to financial statements.


9



STATEMENT OF CHANGES IN NET ASSETS                            THE ALLIANCE FUND
_______________________________________________________________________________

                                              SIX MONTHS ENDED     YEAR ENDED
                                                 MAY 31, 1997     NOVEMBER 30,
                                                 (UNAUDITED)          1996
                                              ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                 $   (1,069,367)  $    2,471,666
  Net realized gain on investments and
    foreign currency transactions                 231,892,271      143,836,346
  Net change in unrealized appreciation
    of investments and foreign currency
    denominated assets and liabilities           (127,453,798)       4,238,507
  Net increase in net assets from operations      103,369,106      150,546,519

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                        (2,584,179)      (2,437,233)
    Advisor Class                                      (4,914)              -0-
  Net realized gain on investments
    Class A                                      (136,315,610)    (129,777,164)
    Class B                                        (6,355,169)      (4,556,157)
    Class C                                        (1,970,589)      (1,766,904)
    Advisor Class                                    (148,119)              -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                     85,310,260       59,364,620
  Total increase                                   41,300,786       71,373,681

NET ASSETS
  Beginning of year                             1,058,499,451      987,125,770
  End of period (including undistributed
    net investment income of $2,417,164
    at November 30, 1996)                      $1,099,800,237   $1,058,499,451


See notes to financial statements.


10



NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
The Alliance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class Cshares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing principally distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Securities traded on national securities exchanges are valued at the last reported sales price, or, if no sale occurred, at the mean of the bid and asked price at the close of such exchange. Over-the-counter securities not traded on national securities exchanges are valued at the closing bid price. Debt securities are valued at the mean of the bid and asked price except that debt securities maturing within 60 days are valued at amortized cost which approximates market value. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Directors.

2. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund accretes discounts on debt securities owned. Investment gains and losses are determined on the identified cost basis.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net foreign currency losses represent foreign exchange gains and losses from sales and maturities of securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

For federal income tax purposes, the Fund's distributions of income and capital gains are subject to recharacterization, which may include a tax return of capital, at the end of the year to reflect the final investment results for that year.


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     THE ALLIANCE FUND
_______________________________________________________________________________

NOTE B: MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the management agreement, the Fund pays Alliance Capital Management L.P., (the "Manager") a fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. The fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $70,000 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended May 31, 1997.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Manager) for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $357,301 for the six months ended May 31, 1997.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Manager) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $25,612 from the sale of Class A shares and $2,464, $40,754 and $712 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 1997.

Brokerage commissions paid for the six months ended May 31, 1997 on investment transactions amounted to $2,205,748, of which $2,500 was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp., ("DLJ"), and $22,000 was paid to DLJ directly. Both are affiliates of the Manager.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,165,356 and $937,663, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,107,626,308 and $1,114,230,285, respectively, for the six months ended May 31, 1997. There were no purchases but there were sales of $27,445,724 of U.S. government or government agency obligations for the six months ended May 31, 1997. At May 31, 1997, the cost of investments for federal income tax purposes was $1,007,324,436. Accordingly, gross unrealized appreciation of investments was $123,091,609 and gross unrealized depreciation of investments was $33,732,686, resulting in net unrealized appreciation of $89,358,923, excluding foreign currency.


12



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 900,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Class A shares consists of 300,000,000 shares. Class B and Class C shares each consist of 150,000,000 shares and Advisor Class shares consist of 300,000,000 shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1997   NOVEMBER 30,  MAY 31, 1997    NOVEMBER 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,217,599     4,150,468    $ 15,031,161    $ 28,384,296
Shares issued in
  reinvestment of
  dividends and
  distributions       16,635,533    15,446,742     106,301,087     100,712,758
Shares converted
  from Class B           105,919       118,728         697,060         823,774
Shares redeemed       (7,928,637)  (12,552,838)    (54,576,421)    (86,836,564)
Net increase          11,030,414     7,163,100    $ 67,452,887    $ 43,084,264

CLASS B
Shares sold            1,627,312     2,617,216    $ 10,673,258    $ 17,347,199
Shares issued in
  reinvestment of
  distributions          865,267       586,032       5,286,869       3,697,861
Shares converted
  to Class A            (105,919)     (123,214)       (697,060)       (823,774)
Shares redeemed       (1,072,709)   (1,311,534)     (6,982,872)     (8,719,518)
Net increase           1,313,951     1,768,500      $8,280,195    $ 11,501,768

CLASS C
Shares sold              853,120     1,402,282    $  5,615,877    $  9,611,884
Shares issued in
  reinvestment of
  distributions          248,531       175,223       1,518,527       1,105,657
Shares redeemed         (721,369)   (1,045,876)     (4,752,557)     (6,946,611)
Net increase             380,282       531,629    $  2,381,847    $  3,770,930


                                   OCT. 2,1996(A)                OCT. 2,1996(A)
                                         TO                             TO
                                    NOV. 30,1996                   NOV. 30,1996
                                   -------------                 --------------
ADVISOR CLASS
Shares  sold           1,178,587       140,391    $  8,033,280    $  1,007,658
Shares issued in
  reinvestment of
  dividends and
  distributions           22,857            -0-        145,601              -0-
Shares redeemed         (146,841)           -0-       (983,550)             -0-
Net increase           1,054,603       140,391    $  7,195,331    $  1,007,658


(a)  Commencement of distribution.


13



FINANCIAL HIGHLIGHTS                                          THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                              JAN. 1,1994
                                                ENDED       YEAR ENDED NOVEMBER 30,       TO       YEAR ENDED DECEMBER 31,
                                            MAY 31, 1997   ------------------------  NOVEMBER 30,  -----------------------
                                             (UNAUDITED)      1996         1995         1994(A)       1993         1992
                                            -------------  -----------  -----------  ------------  -----------  ----------
Net asset value, beginning of period           $7.71          $7.72        $6.63        $6.85         $6.68        $6.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.01)(b)        .02          .02(b)       .01           .02          .05
Net realized and unrealized gain (loss)
  on investments                                 .67           1.06         2.08         (.23)          .93          .87
Net increase (decrease) in net asset
  value from operations                          .66           1.08         2.10         (.22)          .95          .92

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)          (.02)        (.01)          -0-         (.02)        (.05)
Distributions from net realized gains          (1.06)         (1.07)       (1.00)          -0-         (.76)        (.48)
Total dividends and distributions              (1.08)         (1.09)       (1.01)          -0-         (.78)        (.53)
Net asset value, end of period                 $7.29          $7.71        $7.72        $6.63         $6.85        $6.68

TOTAL RETURN
Total investment return based on net
  asset value (c)                              10.46%         16.49%       37.87%       (3.21)%       14.26%       14.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)  $1,024,652       $999,067     $945,309     $760,679      $831,814     $794,733
Ratio of expenses to average net assets         1.05%(d)       1.04%        1.08%        1.05%(d)      1.01%         .81%
Ratio of net investment income (loss)
  to average net assets                         (.16)%(d)       .30%         .31%         .21%(d)       .27%         .79%
Portfolio turnover rate                          107%            80%          81%          63%           66%          58%
Average commission rate (e)                   $.0559         $.0646           --           --            --           --


See footnote summary on page 17.


14



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS B
                                            -------------------------------------------------------------------------------
                                              SIX MONTHS                             JAN. 1, 1994
                                                 ENDED      YEAR ENDED NOVEMBER 30,        TO       YEAR ENDED DECEMBER 31,
                                             MAY 31, 1997  ------------------------   NOVEMBER 30,  -----------------------
                                             (UNAUDITED)       1996         1995         1994(A)       1993       1992
                                            -------------  -----------  -----------  -------------  ---------  ------------
Net asset value, beginning of period           $7.40          $7.49        $6.50        $6.76         $6.64      $6.27

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.03)(b)       (.01)        (.03)(b)     (.03)         (.03)      (.01)(b)
Net realized and unrealized gain (loss)
  on investments                                 .63            .99         2.02         (.23)          .91        .87
Net increase (decrease) in net asset
  value from operations                          .60            .98         1.99         (.26)          .88        .86

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-            -0-          -0-          -0-           -0-      (.01)
Distributions from net realized gains          (1.06)         (1.07)       (1.00)          -0-         (.76)      (.48)
Total dividends and distributions              (1.06)         (1.07)       (1.00)          -0-         (.76)      (.49)
Net asset value, end of period                 $6.94          $7.40        $7.49        $6.50         $6.76      $6.64

TOTAL RETURN
Total investment return based on net
  asset value (c)                               9.98%         15.47%       36.61%       (3.85)%       13.28%     13.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $50,785        $44,450      $31,738      $18,138       $12,402     $3,825
Ratio of expenses to average net assets         1.88%(d)       1.87%        1.90%        1.89%(d)      1.90%      1.64%
Ratio of net investment loss to
  average net assets                            (.99)%(d)      (.53)%       (.53)%       (.60)%(d)     (.64)%     (.04)%
Portfolio turnover rate                          107%            80%          81%          63%           66%        58%
Average commission rate (e)                   $.0559         $.0646           --           --            --         --


See footnote summary on page 17.


15



FINANCIAL HIGHLIGHTS (CONTINUED)                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLASS C
                                            --------------------------------------------------------------------
                                              SIX MONTHS                              JAN. 1, 1994     MAY 3,
                                                 ENDED      YEAR ENDED NOVEMBER 30,        TO       1993(F) TO
                                             MAY 31, 1997  ------------------------   NOVEMBER 30,  DECEMBER 31,
                                             (UNAUDITED)       1996         1995         1994(A)      1993
                                            -------------  -----------  -----------  -------------  ------------
Net asset value, beginning of period           $7.41          $7.50        $6.50        $6.77         $6.67

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.03)(b)       (.02)        (.03)(b)     (.03)         (.02)
Net realized and unrealized gain (loss)
  on investments                                 .62           1.00         2.03         (.24)          .88
Net increase (decrease) in net asset
  value from operations                          .59            .98         2.00         (.27)          .86

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.06)         (1.07)       (1.00)          -0-         (.76)
Net asset value, end of period                 $6.94          $7.41        $7.50        $6.50         $6.77

TOTAL RETURN
Total investment return based on net
  asset value (c)                               9.83%         15.48%       36.79%       (3.99)%       13.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $15,670        $13,899      $10,078       $6,230        $4,006
Ratio of expenses to average net assets         1.86%(d)       1.86%        1.89%        1.87%(d)      1.94%(d)
Ratio of net investment loss to
  average net assets                            (.97)%(d)      (.51)%       (.51)%       (.59)%(d)     (.74)%(d)
Portfolio turnover rate                          107%            80%          81%          63%           66%
Average commission rate (e)                   $.0559         $.0646           --           --            --


See footnote summary on page 17.


16



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                            ADVISOR CLASS
                                                     --------------------------
                                                                    OCTOBER 2,
                                                      SIX MONTHS      1996(F)
                                                         ENDED          TO
                                                     MAY 31, 1997  NOVEMBER 30,
                                                      (UNAUDITED)      1996
                                                     ------------  ------------
Net asset value, beginning of period                    $7.71         $6.99

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                      (.01)(b)        -0-
Net realized and unrealized gain on investments           .67           .72

Net increase in net asset value from operations           .66           .72

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                     (.04)           -0-
Distributions from net realized gains                   (1.06)           -0-
Total dividends and distributions                       (1.10)           -0-
Net asset value, end of period                          $7.27         $7.71

TOTAL RETURN
Total investment return based on net
  asset value (c)                                       10.43%        10.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $8,693        $1,083
Ratio of expenses to average net assets (d)               .89%          .89%
Ratio of net investment income (loss) to
  average net assets (d)                                 (.19)%         .38%
Portfolio turnover rate                                   107%           80%
Average commission rate                                $.0559        $.0646


(a)  The Fund changed its fiscal year end from December 31 to November 30.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.

(d)  Annualized.

(e) For fiscal year beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(f)  Commencement of distribution.


17



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALDEN M. STEWART, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
RANDALL E. HAASE, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

     The financial information included therein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


18



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


19



THE ALLIANCE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALLSR